1. Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

            In May 2014, the FASB issued Accounting Standards Update ("ASU") 2014-09, "Revenue from Contracts with Customers."  The update supersedes revenue recognition requirements in Topic 605, "Revenue Recognition," including most industry-specific revenue guidance in the FASB Accounting Standards Codification.  The new guidance stipulates that an entity should recognize revenue to depict the transfer of promised goods or services to customers is an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  The guidance provides specific steps that entities should apply in order to achieve this principle.  The amendments were effective for interim and annual periods beginning after December 15, 2017.  The Company adopted this guidance using the “modified retrospective“ method effective January 1, 2018; as such, the Company applied the guidance only to the most recent period presented in the financial statements.  The Company categorizes it primary sources of revenue into three catagories: (1) interest related revenues, (2) insurance related revenue nad (3) revenue from contracts with customers.

(1)    Interest related revenues are specifically excluded from the scope of ASC 606 and accounted for under ASC Topic 310, “Receivables”.

(2)    Insurance related revenues are subject to industry-specific guidance withing the scope of ASC Topic 944, “Financial Services – Insurance” which remains unchanged.

(3)    Other revenues primarily relate to commissions earned by the Company on sales of auto club memberships.  Auto club commissions are revenue from contracts with customers and are accounted for in accordance with the guidance set forth in ASC 606.

Other revenues, as a whole, are immaterial to total revenues.  There was no change to previously reported amounts from the cumulative effect of the adoption of ASC 606.  During the three years ended December 31, 2018, 2017 and 2016, the Company recognized interest related income of $172.8 million, $151.4 million and $152.7 million, respectively, insurance related revenue of $44.4 million, $42.3 million and $47.6 million, respectively, and other revenues of $5.7 million, $5.4 million and $5.3 million, respectively.

              In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)".  This ASU supersedes existing guidance on accounting for leases in “Leases (Topic 840)”.  The update requires lessees to recognize leases as a right-of-use asset and a corresponding lease liability on balance sheet and disclose key information about leasing arrangements.  Topic 842 was subsequently amended by ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842; ASU No. 2018-10, Codification Improvements to Topic 842, Leases; and ASU No. 2018-11, Targeted Improvements.  The Company adopted the standard on January 1, 2019 using the optional transition method, which allowed for a modified retrospective method of adoption.  The Company elected the relief package of practical expedients for which there is no requirement to reassess existence of leases, their classification, and initial direct costs as well as the exemption for short-term leases with a term of less than a year.  We completed a comprehensive scoping exercise by reviewing our existing lease contracts and service contracts that may include embedded leases.  The Company’s leases are limited to leases of substantially all of its branch locations and certain properties at its corporate offices.  Upon adoption, we expect to recognize additional operating liabilities of approximately $29.9 million with corresponding right-of-use assets of the same amount on our consolidated balance sheet.  The Company is completing its evaluation of the standard’s expanded disclosure requirements which will be effective for the March 31, 2019 Form 10-Q.

            In June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses”.  This ASU amends existing guidance to replace current generally accepted accounting principles used to measure a reporting company’s credit losses.  The objective of the update is to provide financial statement users with more information regarding the expected credit losses on commitments to extend credit held by a reporting company at each reporting date.  Amendments in the update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of information that supports credit loss estimates.  The ASU is effective for annual and interim periods beginning after December 15, 2019.  The Company is currently evaluating the impact this accounting standard is expected to have on our consolidated financial statements.

            In February 2018, the FASB issued ASU 2018-02, “Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”.  This update allows for a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from tax effects resulting from the reduction of the federal corporate income tax rate pursuant to enactment of the Tax Cuts and Jobs Act.  This guidance is effective for fiscal years, and interim periods within those fiscal years,  beginning after December 15, 2018, with early adoption permitted and is to be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized.  The Company adopted ASU 2018-02 in the first quarter of 2018, resulting in a $.8 million reclassification from accumulated other comprehensive income to retained earnings on the consolidated statement of financial condition and the consolidated statement of comprehensive income.